Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of accrued expenses
Payroll	$ 10,519	$ 13,621
Interest	36,125	37,350
Insurance benefits	12,338	11,958
Accrued lease expenses	26,975	26,851
Other	8,697	6,762
Total	$ 94,654	$ 96,542